RISK MANAGEMENT (Details 6) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 173,819,116	$ 160,468,094
Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		160,468,094
Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	94,600,648	88,997,241	$ 88,997,241
Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	31,993,381	27,646,114
Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	31,993,381	27,646,114	27,646,114
Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,870,685	20,512,208	20,512,208
Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	23,198,204	22,248,951	$ 22,248,951
Small Business Loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,156,198	1,063,580
Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,156,198	1,063,580
Not later than one month [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	165,678,765	152,837,896
Not later than one month [member] | Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	90,804,138	85,747,936
Not later than one month [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	30,311,854	25,942,380
Not later than one month [member] | Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	21,121,205	18,751,121
Not later than one month [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	22,433,190	21,480,161
Not later than one month [member] | Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,008,378	916,298
Later than one month and not later than three months [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,025,373	2,341,709
Later than one month and not later than three months [member] | Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	452,890	570,412
Later than one month and not later than three months [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	701,314	764,098
Later than one month and not later than three months [member] | Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	612,480	752,336
Later than one month and not later than three months [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	209,840	215,685
Later than one month and not later than three months [member] | Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	48,849	39,178
Later than three months and not later than six months [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	610,434	581,763
Later than three months and not later than six months [member] | Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	152,877	130,613
Later than three months and not later than six months [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	238,540	236,509
Later than three months and not later than six months [member] | Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	148,786	140,188
Later than three months and not later than six months [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	54,029	61,700
Later than three months and not later than six months [member] | Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,202	12,753
Later than six months and not later than one year [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,720,962	2,863,922
Later than six months and not later than one year [member] | Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,387,364	1,573,899
Later than six months and not later than one year [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	638,868	584,789
Later than six months and not later than one year [member] | Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	388,653	396,227
Later than six months and not later than one year [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	245,974	238,030
Later than six months and not later than one year [member] | Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	60,103	70,977
Later than one year [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,783,582	1,842,804
Later than one year [member] | Commercial Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	1,803,379	974,381
Later than one year [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	102,805	118,338
Later than one year [member] | Mortgages [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	599,561	472,336
Later than one year [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	255,171	253,375
Later than one year [member] | Small Business Loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 22,666	$ 24,374